SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
License agreement, Estimated Useful Life	Agreement term
Computer software | Minimum
INTANGIBLE ASSETS, NET
Estimated Useful Life	3 years
Computer software | Maximum
INTANGIBLE ASSETS, NET
Estimated Useful Life	10 years
Internet domain name
INTANGIBLE ASSETS, NET
Estimated Useful Life	10 years
Licenses and brand name
INTANGIBLE ASSETS, NET
Estimated Useful Life	10 years
Internet domain name and brand name
INTANGIBLE ASSETS, NET
Estimated Useful Life	10 years
Strategic contract | Minimum
INTANGIBLE ASSETS, NET
Estimated Useful Life	3 years
Strategic contract | Maximum
INTANGIBLE ASSETS, NET
Estimated Useful Life	5 years
Unpatented technology
INTANGIBLE ASSETS, NET
Estimated Useful Life	3 years